Mortgage banking activities	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Mortgage Banking Activities

Note 12 – Mortgage banking activities

Income from mortgage banking activities includes mortgage servicing fees earned in connection with administering residential mortgage loans and valuation adjustments on mortgage servicing rights. It also includes gain on sales and securitizations of residential mortgage loans and trading gains and losses on derivative contracts used to hedge the Corporation’s securitization activities. In addition, lower-of-cost-or-market valuation adjustments to residential mortgage loans held for sale, if any, are recorded as part of the mortgage banking activities.

The following table presents the components of mortgage banking activities:

	Years ended December 31,
(In thousands)	2017	2016	2015
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$48,300	$58,208	$59,461
Mortgage servicing rights fair value adjustments	(36,519)	(25,336)	(7,904)
Total mortgage servicing fees, net of fair value adjustments	11,781	32,872	51,557
Net gain on sale of loans, including valuation on loans held for sale	17,088	26,976	35,336
Trading account loss:
Unrealized gains (losses) on outstanding derivative positions	184	(1)	17
Realized losses on closed derivative positions	(3,557)	(3,309)	(5,108)
Total trading account loss	(3,373)	(3,310)	(5,091)
Total mortgage banking activities	$25,496	$56,538	$81,802